                              THE THAI FUND, INC.

---------------------------------------------

OFFICERS AND DIRECTORS

Barton M. Biggs                  Snoh Unakul
CHAIRMAN OF THE BOARD            DIRECTOR
OF DIRECTORS                     Frederick B. Whittemore
Warren J. Olsen                  DIRECTOR
PRESIDENT AND DIRECTOR           James W. Grisham
Peter J. Chase                   VICE PRESIDENT
DIRECTOR                         Harold J. Schaaff, Jr.
John W. Croghan                  VICE PRESIDENT
DIRECTOR                         Joseph P. Stadler
David B. Gill                    VICE PRESIDENT
DIRECTOR                         Valerie Y. Lewis
Graham E. Jones                  SECRETARY
DIRECTOR                         James R. Rooney
Sukri Kaocharern                 TREASURER
DIRECTOR                         Joanna M. Haigney
John A. Levin                    ASSISTANT TREASURER
DIRECTOR
William G. Morton, Jr.
DIRECTOR

---------------------------------------------
U.S. INVESTMENT ADVISER
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
----------------------------------------------------------------
THAI INVESTMENT ADVISER
The Mutual Fund Public Company Limited
30th-32nd Floor, Lake Rajada Building
193-195 Ratchadaphisek Road
Khlong-Toey, Bangkok 10110 Thailand
----------------------------------------------------------------
ADMINISTRATOR
The Chase Manhattan Bank, N.A.
73 Tremont Street
Boston, Massachusetts 02108
----------------------------------------------------------------
CUSTODIANS
The Thai Farmers Bank Limited (International)
400 Phahon Yothin Road
Bangkok, Thailand

The Chase Manhattan Bank, N.A. (Domestic)
770 Broadway
New York, New York 10003

----------------------------------------------------------------
SHAREHOLDER SERVICING AGENT
The First National Bank of Boston
Investor Relations Department
P.O. Box 644, Mail Stop 45-02-09
Boston, Massachusetts 02102-0644
(617) 575-2900
----------------------------------------------------------------
LEGAL COUNSEL
Sullivan & Cromwell
125 Broad Street
New York, New York 10004
----------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

----------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

        ----------------------------------------------------------------

                                      THE
                                   THAI FUND,
                                      INC.
                          ----------------------------

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1995
                      MORGAN STANLEY ASSET MANAGEMENT INC.
                               INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
-------

After a volatile first half of 1995 for Thai equities, during which the Thai equity market had improved somewhat in the second quarter, the market declined for the three months ended September 30, 1995. The Thai equity market fell -8.71% in the third quarter and -4.75% for the first nine months of 1995, as measured by the U.S. dollar adjusted Securities Exchange of Thailand ("SET") Index (the "Index"). The Thai Fund, Inc.'s total return based on net asset value per share declined -5.72% during the third quarter and -2.08% for the nine months ended September 30, 1995. The Fund was able to outperform the Index by 2.99% for the third quarter mainly because it was overweighted in the banking sector. The Fund performed credibly despite being overweighted in two major sectors, finance and communications, both of which underperformed the benchmark during the quarter. This can be attributed largely to stock selection by the Fund's portfolio managers in these sectors. Of the Fund's ten largest stock holdings, three bucked the downtrend in the broader market: Advanced Information Services, Shinawatra Computer and Siam Commercial Bank. The Fund's stock price on the New York Stock Exchange closed at $24.00 on September 30, 1995, a 10.91% discount to the underlying net asset value per share of $26.94. This compares favorably with a discount of 20.91% at December 31, 1994.

Several factors contributed to the negative market sentiment in the third quarter. Political uncertainty, in particular concerns over how long the new Banharn government will last and rumors of a possible military coup, left investors sidelined for most of the quarter. Weak first half-year results from companies depressed market sentiment further. Some sectors, including petrochemicals and finance, reported fairly dismal results and investors sold off these two sectors rather aggressively. Rising interest rates prompted by fears of a weak Baht and higher inflation dominated the market for the latter part of the quarter.

For the final quarter of the year, our portfolio managers believe that the market should find strong support at current levels resulting primarily from strong economic growth prospects and relatively cheap valuations in relation to other markets in the region. For these reasons, Thailand should enjoy strong institutional support from both domestic and foreign funds. The market is unlikely, however, to experience any sharp run up in the fourth quarter. The flood in Bangkok suggests that inflation will continue to be a near-term concern and it is unlikely that interest rates will fall in Thailand in the quarter. Looking beyond 1995, the Thai equities market should improve once the political situation becomes more settled.

Our Fund remains fully invested. In the third quarter, we continued our strategy of further concentrating the portfolio. At September 30, 1995, the Fund held 49 issues compared to 50 issues held at June 30, 1995, and 63 issues at December 31, 1994. The Fund will continue to focus on those stocks that can be purchased at attractive valuation levels while still offering significant opportunity to participate in Thailand's continuing economic success.

Sincerely,

        [SIG]

Warren J. Olsen
PRESIDENT

NOVEMBER 7, 1995

The Thai Fund, Inc.
Investment Summary as of September 30, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HISTORICAL
INFORMATION
                                                     TOTAL RETURN (%)
                       ----------------------------------------------------------------------------

                           MARKET VALUE (1)        NET ASSET VALUE (2)            INDEX (3)
                       ------------------------  ------------------------  ------------------------
                                      AVERAGE                   AVERAGE                   AVERAGE
                        CUMULATIVE     ANNUAL     CUMULATIVE     ANNUAL     CUMULATIVE     ANNUAL
                       ------------------------  ------------------------  ------------------------
CURRENT QUARTER             -6.88%          --        -5.72%          --        -8.71%          --

FISCAL YEAR TO DATE         10.29           --        -2.08           --        -4.75           --

ONE YEAR                    -9.05        -9.05%       -9.07        -9.07%      -13.25       -13.25%

FIVE YEAR                  121.92        17.28       179.06        22.78       103.98        15.32

SINCE INCEPTION*           304.63        20.12       354.20        21.96       249.38        17.83

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------

RETURNS AND PER SHARE INFORMATION (2)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     PERIODS ENDED SEPTEMBER 30:
                                           1988*       1989       1990       1991       1992       1993       1994
Net Asset Value                           $10.24     $18.88     $13.06     $15.41     $20.69     $39.42      26.30
Income Dividends                            0.29       0.36       0.21       0.21          -       0.36       0.35
Capital Gains and Other Distributions          -       2.09       1.88       0.47          -       0.51       4.62
Total Return (2)                          (5.5%)     109.9%    (20.4%)      23.1%      34.3%      98.9%    (10.4%)
Index Total Return (3)                      3.9%     121.0%    (28.6%)      15.8%      24.7%      88.4%    (17.8%)

     PERIODS ENDED SEPTEMBER 30:
                                        9 Months Ended 9/30/95 (Unaudited)
Net Asset Value                                                     $26.94
Income Dividends                                                         -
Capital Gains and Other Distributions                                 0.71
Total Return (2)                                                    (2.1%)
Index Total Return (3)                                              (4.8%)

(1)Assumes dividends and distributions, if any, were reinvested.

(2)Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value of the Fund.

(3)U.S. dollar adjusted Securities Exchange of Thailand (SET) Index

*The Fund commenced operations on February 16, 1988.

The Thai Fund, Inc.
Portfolio Summary as of September 30, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO INVESTMENTS DIVERSIFICATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Equity Securities      95.7%
Cash Equivalents        4.3%

--------------------------------------------------------------------------------

SECTORS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Banking                                27.8%
Financial Services                     21.3%
Telecommunications                     17.1%
Building Materials & Components         7.8%
Electrical & Electronics                6.5%
Real Estate                             4.4%
Energy Sources                          4.2%
Construction & Housing                  2.4%
Beverages & Tobacco                     2.0%
Other                                   6.5%

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS

       1.  Bangkok Bank Ltd. (Local)
       2.  Thai Farmers Bank, Ltd. (Local)
       3.  Siam Commercial Bank Co., Ltd.
       4.  Advanced Information Services
           Co., Ltd. (Local)
       5.  TelecomAsia Corp., Ltd. (Local)
       6.  National Finance & Securities
           Co., Ltd. (Local)
       7.  Phatra Thanakit Co., Ltd. (Local)
       8.  Finance One Co., Ltd. (Local)
       9.  Shinawatra Computer Co., Ltd.
           (Local)
      10.  Siam Cement Co., Ltd. (Local)

INVESTMENTS (UNAUDITED)

---------

SEPTEMBER 30, 1995

                                                      VALUE
                                       SHARES         (000)
-----------------------------------------------------------
-------------
THAI INVESTMENT PLAN (104.2%)
--------------------------------------------------
----------
THAI COMMON STOCKS (100.9%)
(Unless otherwise noted)
-----------------------------------------------------------
-------------
APPLIANCES & HOUSEHOLD DURABLES (1.0%)
Sanyo Universal Electric Company, Ltd.158,600  U.S.$    657
  Singer Thailand, Ltd.
   (Local)                            334,875         2,829
                                               ------------
                                                      3,486
                                               ------------
-----------------------------------------------------------
-------------
AUTOMOBILES (1.1%)
  Swedish Motor Corp., Ltd.
   (Local)                            987,800         3,621
                                               ------------
-----------------------------------------------------------
-------------
BANKING (27.8%)
  Bangkok Bank Ltd. (Local)         4,020,000        33,000
  Industrial Finance Corp. of
   Thailand (Local)                   980,653         3,009
  Siam City Bank, Ltd. (Local)      2,100,000         2,322
  Siam City Credit, Ltd.
   (Rights)                            12,352             -
  Siam City Finance, Ltd.
   (Rights)                            15,555             -
  Siam Commercial Bank Co.,
   Ltd. (Local)                     2,600,000        22,793
  Thai Farmers Bank, Ltd.
   (Local)                          4,724,000        30,872
  Thai Military Bank, Ltd.
   (Local)                            660,000         2,275
                                               ------------
                                                     94,271
                                               ------------
-----------------------------------------------------------
-------------
BEVERAGES & TOBACCO (2.0%)
  The Serm Suk Co., Ltd.
   (Local)                            550,000         6,926
                                               ------------
-----------------------------------------------------------
-------------
BUILDING MATERIALS & COMPONENTS (7.8%)
  American Standard
   Sanitaryware Thailand, Ltd.
   (Local)                             75,150         1,288
  Siam Cement Co., Ltd.
   (Local)                            264,000        14,749
  Siam City Cement Co., Ltd
   (Local)                            620,000        10,327
                                               ------------
                                                     26,364
                                               ------------
-----------------------------------------------------------
-------------
CONSTRUCTION & HOUSING (2.4%)
  Bangkok Expressway Public
   Co., Ltd.                          242,500           406
  Ch. Karnchang Public Co.,
   Ltd.                               322,000         3,439
  Ch. Karnchang Public Co.,
   Ltd. (Foreign)                       4,000            43
  Italian-Thai Development
   Corp.                              390,000         4,351
                                               ------------
                                                      8,239
                                               ------------
-------------
-----------------------------------------------------------

                                                      VALUE
                                       SHARES         (000)

-----------------------------------------------------------
-------------
ELECTRICAL & ELECTRONICS
   (6.5%)
  Delta Electronic Industrial         190,000  U.S.$    886
  International Engineering
   Co., Ltd. (Local)                1,221,000         6,325
  Shinawatra Computer Co.,
   Ltd. (Local)                       600,000        14,824
                                               ------------
                                                     22,035
                                               ------------
-----------------------------------------------------------
-------------
ENERGY SOURCES (4.2%)
  Banpu Public Co., Ltd.
   (Local)                            260,000         6,009
  Electricity Generating
   Public Co. (Local)               1,947,000         5,160
  PTT Exploration & Production
   Co., Ltd. (Local)                  300,000         2,917
                                               ------------
                                                     14,086
                                               ------------
-----------------------------------------------------------
-------------
FINANCIAL SERVICES (21.3%)
  Asia Credit, Ltd. (Local)            69,800           467
  Dhana Siam Finance &
   Securities Co., Ltd.
   (Local)                          2,500,000        12,253
  Finance One Co., Ltd.
   (Local)                          2,822,600        15,184
  General Finance & Securities
   Co., Ltd. (Local)                1,302,400         5,813
  Krungthai Thanakit plc              100,000           259
  National Finance &
   Securities Co., Ltd.
   (Local)                          3,436,000        16,157
  Phatra Thanakit Co., Ltd.
   (Local)                          2,200,000        15,342
  Thai Investment & Securities
   Co., Ltd. (Local)                  237,000         6,686
                                               ------------
                                                     72,161
                                               ------------
-----------------------------------------------------------
-------------
HEALTH & PERSONAL CARE (0.1%)
  BUMRUNGRAD HOSPITAL CO.,
   LTD. (LOCAL)                       116,000           203
                                               ------------
---------------------------------------------------------
------------
INSURANCE (1.1%)
  Ayudhya Life Assurance Co.,
   Ltd. (Local)                       196,612           932
  Bangkok Insurance Co., Ltd.
   (Local)                            161,804         2,708
                                               ------------
                                                      3,640
                                               ------------
-----------------------------------------------------------
-------------
METALS -- STEEL (0.2%)
  Sahaviriya Steel Industry
   (Local)                            351,300           616
                                               ------------
-----------------------------------------------------------
-------------
MISCELLANEOUS MATERIALS & COMMODITIES (1.4%)
  Charoen Pokphand Feedmill
   Co., Ltd. (Local)                1,040,000         4,600
  Thai Modern Plastic Industry
   Co., Ltd. (Local)                  121,600           138
                                               ------------
                                                      4,738
                                               ------------
-------------
-----------------------------------------------------------


                                                      VALUE
                                       SHARES         (000)
-----------------------------------------------------------
-------------
MULTI-INDUSTRY (1.0%)
  Loxley Co., Ltd. (Local)            164,000  U.S.$  3,333
                                               ------------
-----------------------------------------------------------
-------------
REAL ESTATE (4.4%)
  Land & House Co., Ltd.
   (Local)                            715,600        10,322
  MDX Co., Ltd. (Local)             1,247,000         2,087
  Quality House Co., Ltd.
   (Local)                            520,300         2,426
                                               ------------
                                                     14,835
                                               ------------
-----------------------------------------------------------
-------------
TELECOMMUNICATIONS (17.1%)
  Advanced Information
   Services Co., Ltd. (Local)       1,339,800        21,142
  TelecomAsia Corp., Ltd.
   (Local)                          5,500,000        16,547
  Thai Telephone &
   Telecommunications Co.
   (Local)                          1,150,000         8,020
  United Communications
   Industry (Local)                   940,000        12,211
                                               ------------
                                                     57,920
                                               ------------
-----------------------------------------------------------
-------------
TEXTILES & APPAREL (0.0%)
  Thai Rung Textile                     3,832            50
                                               ------------
-----------------------------------------------------------
-------------
WHOLESALE & INTERNATIONAL TRADE (1.5%)
  International Cosmetics Co.,
   Ltd. (Local)                       331,287         5,096
                                               ------------
-----------------------------------------------------------
-------------
TOTAL THAI COMMON STOCKS
  (Cost U.S. $193,394)                              341,620
                                               ------------
-------------
-----------------------------------------------------------

                                       AMOUNT
                                        (000)
-----------------------------------------------------------
-------------
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (3.3%)
  (Interest Bearing Demand Account)
  Thai Baht
   (Cost U.S.$11,351)             THB 282,141        11,243
                                               ------------
-------------
-----------------------------------------------------------
                                         FACE
                                       AMOUNT         VALUE
                                        (000)         (000)

-----------------------------------------------------------
-------------
TOTAL THAI INVESTMENT PLAN
  (Cost U.S.$204,745)                          U.S.$352,863
                                               ------------
-----------------------------------------------------------
-------------
SHORT TERM INVESTMENT (1.2%)
---------------------------------------------------------
------------
REPURCHASE AGREEMENT (1.2%)
  Chase Manhattan Bank, N.A.,
   6.00%, dated 9/29/95, due
   10/2/95 to be repurchased
   at U.S.$4,062,
   collateralized by
   U.S.$3,630 United States
   Treasury Bonds 7.875%, due
   2/15/21, valued at
   U.S.$4,143 (Cost
   U.S.$4,060)                  U.S.$   4,060         4,060
                                               ------------
-----------------------------------------------------------
-------------
TOTAL INVESTMENTS (105.4%)
  (Cost U.S.$208,805)                               356,923
                                               ------------
-----------------------------------------------------------
-------------
OTHER ASSETS AND LIABILITIES (-5.4%)
  Other Assets                          1,159
  Liabilities                         (19,355)      (18,196)
                                -------------  ------------
-----------------------------------------------------------
-------------
NET ASSETS (100%)
  Applicable to 12,572,354,
   issued and outstanding U.S.
   $.01 par value shares
   (30,000,000 shares
   authorized)                                 U.S.$338,727
                                              -------------
-----------------------------------------------------------
-------------
NET ASSET VALUE PER SHARE                      U.S.$  26.94
                                              -------------
-----------------------------------------------------------
-------------

                                       5